Concentrations (Details) - Schedule of Total Accounts Receivable - USD ($)	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts Receivable	$ 1,874,569		$ 4,225,798
Accounts Receivable Percentage	50.00%		56.00%
Customer A [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts Receivable	$ 1,308,360			[1]
Accounts Receivable Percentage	35.00%			[1]
Customer B [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts Receivable	$ 566,209			[1]
Accounts Receivable Percentage	15.00%			[1]
Customer C [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts Receivable		[1]	$ 1,520,966
Accounts Receivable Percentage		[1]	20.00%
Customer D [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts Receivable		[1]	$ 1,354,509
Accounts Receivable Percentage		[1]	18.00%
Customer E [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts Receivable		[1]	$ 1,350,323
Accounts Receivable Percentage		[1]	18.00%

[1]	The percentage is below 10%